Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2018
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a.	Interim Financial Statements

The accompanying consolidated balance sheet as of June 30, 2018, the consolidated statements of operations, the consolidated statements of comprehensive loss and the consolidated statements of cash flows for the six months ended June 30, 2018 and 2017, as well as the statement of changes in shareholders’ equity for the six months ended June 30, 2018, are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission regarding interim financial reporting. In management’s opinion, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for the fair presentation of the Company’s financial position as of June 30, 2018, as well as its results of operations and cash flows for the six months ended June 30, 2018 and 2017. The results of operations for the six months ended June 30, 2018 are not necessarily indicative of the results to be expected for the year ending December 31, 2018.

b.	Significant accounting policies

The accompanying unaudited interim financial statements should be read in conjunction with the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission (the“SEC”) on April 27, 2018.

Other than the change described below, there have been no changes to the significant accounting policies described in the Annual Report on Form 20-F for the fiscal year ended December 31, 2017 that have had a material impact on the unaudited interim consolidated financial statements and related notes.

c.	Use of estimates:

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, the Company’s management evaluates estimates, including those related to fair value and useful lives of intangible assets, fair value of earn-out liabilities, valuation allowance on deferred tax assets, income tax uncertainties, fair values of stock-based awards, other contingent liabilities and estimates used in applying the revenue recognition policy. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

d.	New accounting pronouncements not yet adopted:

In February 2016, the FASB issued ASU 2016-02, “Leases”, on the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for in a manner similar to the accounting under existing guidance for operating leases today. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. ASC 842 supersedes the previous leases standard, ASC 840, “Leases”. In July 2018, the FASB also issued ASU 2018-11, Targeted Improvements to Topic 842, which provides an alternative transition method at the transition date, allowing entities to recognize a cumulative effect adjustment to the opening balance of retained earnings upon adoption. The guidance is effective for the interim and annual periods beginning on or after December 15, 2018, and early adoption is permitted. The Company is currently assessing the impact of the adoption of this standard on its consolidated financial statements and footnote disclosures.

In July 2018, the FASB issued ASU 2018-07, “Compensation - Stock Compensation (Topic 718) - Improvements to Non-employee Share-based Payment Accounting.” ASU 2018-07 was issued to simplify several aspects of the accounting for nonemployee share-based payment transactions resulting from expanding the scope of Topic 718, Compensation - Stock Compensation, to include share-based payment transactions for acquiring goods and services from nonemployees. The amendments specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The ASU is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years. Early adoption is permitted. The Company is currently assessing the impact of the adoption of this standard on its condensed consolidated financial statements and footnote disclosures.

In January 2017, the FASB issued ASU 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. ASU 2017-04 eliminates step two of the goodwill impairment test and specifies that goodwill impairment should be measured by comparing the fair value of a reporting unit with its carrying amount. Additionally, the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets should be disclosed. ASU 2017-04 is effective for annual or interim goodwill impairment tests performed in fiscal years beginning after December 15, 2019, and early adoption is permitted. The Company is in the process of evaluating the impact of this new guidance.

f.	Recently issued and adopted pronouncements:

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which provides guidance with the intent of reducing diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The Company adopted ASU 2016-15 during 2018. The adoption of this new guidance had no impact on the Company’s condensed consolidated balance sheets, statements of income and cash flows

In May 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers Topic 606. The standard replaced the revenue recognition guidance in U.S. GAAP under Topic 605, and was required to be applied retrospectively to each prior period presented, or applied using a modified retrospective method with the cumulative effect recognized in the beginning retained earnings during the period of initial application. Subsequently, the FASB issued several additional ASUs related to ASU No. 2014-09, collectively they are referred to as the “new revenue standards”, which became effective for the Company beginning January 1, 2018. The Company adopted the standard using the modified retrospective method applied to those contracts which were not substantially completed as of the adoption date. See “Revenue Recognition” below for further details.

Revenue recognition

Effective January 1, 2018, the Company adopted the requirements of ASC 606 under the modified retrospective method of transition which was applied to all customer contracts that were not completed on the effective date of ASC 606. The Company implemented internal controls and key system functionality to enable the preparation of financial information on adoption. The adoption of ASC 606 resulted in changes to the Company’s accounting policies for revenue recognition previously recognized under ASC 605 as detailed below.

Revenue recognition Policy

The Company derives its revenues from the sale of real-time cloud-based services for each of Cyren’s email security, web security, antimalware and advanced threat protection offerings. The Company sells all of its solutions as subscription services, either through OEMs, which are considered end-users, or as complete security services directly to enterprises.

The Company recognizes revenue under the core principle that transfer of control to the Company’s customers should be depicted in an amount reflecting the consideration the Company expects to receive in revenue. In order to achieve that core principle, the Company applies the following five-step approach:

1)	Identification of the contract, or contracts, with the customer - The Company considers the terms and conditions of the contract and its customary business practice in identifying its contracts under ASC 606. The Company determines it has a contract with a customer when the contract is approved, the Company can identify each party’s rights regarding the services and products to be transferred, the Company can identify the payment terms for the services and products, the Company has determined the customer has the ability and intent to pay and the contract has commercial substance. At contract inception, the Company evaluates whether two or more contracts should be combined and accounted for as a single contract and whether the combined contract or single contract includes more than one performance obligation. The Company applies judgment in determining the customer’s ability and intent to pay, which is based on a variety of factors, including the customer’s historical payment experience or, in the case of a new customer, credit and financial information pertaining to the customer.

2)	Identification of the performance obligation in the contract - Performance obligations promised in a contract are identified based on the services or products that will be transferred to the customer that are both i) capable of being distinct, whereby the customer can benefit from the service or product either on its own or together with other resources that are readily available from third parties or from the Company, and ii) distinct in the context of the contract, whereby the transfer of the services or products is separately identifiable from other promises in the contract. To the extent a contract includes multiple promised services or products, the Company applies judgment to determine whether promised services or products are capable of being distinct and distinct in the context of the contract. If these criteria are not met the promised services or products are accounted for as a combined performance obligation.

3)	Determination of the transaction price - The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring services and products to the customer. Variable consideration is included in the transaction price if, in the Company’s judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur. Generally, the Company does not provide price protection, stock rotation, rebates, or right of return. None of the Company’s contracts contain a significant financing component.

4)	Allocation of the transaction price to the performance obligations in the contract - If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price, or SSP, basis.

5)	Recognition of revenue when, or as, the Company satisfies a performance obligation - The Company recognizes revenue when control of the services or products are transferred to the customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services or products. The Company records its revenue net of any value added or sales tax.

Subscription Service Revenue - Subscription service revenue is derived from a subscription-based licensing model with contract terms typically ranging from one to three years, and consists of (1) subscription fees from the licensing of the Company’s security-as-a-service platform or Threat Intelligence Services and (2) subscription fees for software with support and related future updates where the software updates are critical to the customers’ ability to derive benefit from the software due to the fast changing nature of the technology. These function together as one performance obligation. The hosted on-demand service arrangements do not provide customers with the right to take possession of the software supporting the hosted services. Support revenue is derived from ongoing security updates, upgrades, bug fixes, and maintenance. A time-elapsed method is used to measure progress because the Company transfers control evenly over the contractual period. Accordingly, the fixed consideration related to subscription service revenue is generally recognized on a straight-line basis over the contract term beginning on the date access is provided, as long as other revenue recognition criteria have been met. Most of the company’s contracts are non-cancelable over the contract term. Customers typically have the right to terminate their contract for cause if the Company fails to perform in accordance with the contractual terms. Some of the Company’s customers have the option to purchase additional subscription services at a stated price. These options are evaluated on a case-by-case basis but generally do not provide a material right as they are priced at or above the Company’s SSP and, as such, would not result in a separate performance obligation.

Variable Consideration - Revenue from sales is recorded at the net sales price, which is the transaction price, and includes estimates of variable consideration. The amount of variable consideration that is included in the transaction price is constrained, and is included in the net sales price only to the extent that it is probable that a significant reversal in the amount of the cumulative revenue will not occur when the uncertainty is resolved. If the Company’s services or products do not meet certain service level commitments, the Company’s customers are entitled to receive service credits representing a form of variable consideration. The Company has not historically experienced any significant incidents affecting the defined levels of reliability and performance as required by the Company’s subscription contracts. Accordingly, there are no estimated refunds related to these contracts in the condensed consolidated financial statements during the periods presented.

Deferred Revenue - The Company records deferred revenue when cash payments are received in advance of the Company’s performance, and recognizes revenue over the contractual term.

Deferred commissions

The Company capitalizes sales commissions paid to internal sales personnel that are generally incremental to the acquisition of customer contracts. These costs are recorded as deferred commissions on the condensed consolidated balance sheets. The Company determines whether costs should be deferred based on its sales compensation plans, if the commissions are incremental and would not have occurred absent the customer contract. Sales commissions for renewal of a subscription contract are not considered commensurate with the commissions paid for the acquisition of the initial subscription contract given the substantive difference in commission rate between new and renewal contracts. Commissions paid upon the initial acquisition of a contract are amortized over an estimated period of benefit of five years while commissions paid related to renewal contracts are amortized over a contractual renewal period. Amortization is recognized based on the expected future revenue streams under the customer contracts. Amortization of deferred sales commissions is included in sales and marketing expense in the accompanying condensed consolidated statements of operations. The Company determines the period of benefit for commissions paid for the acquisition of the initial subscription contract by taking into consideration factors such as peer estimates of technology lives and customer lives as well as the Company’s own historical data. The Company classifies deferred commissions as current or long-term based on the timing of when the Company expects to recognize the expense. The Company periodically reviews these deferred commission costs to determine whether events or changes in circumstances have occurred that could impact the period of benefit of these deferred contract acquisition costs. There were no material impairment losses recorded during the periods presented.

Impact of Adoption of ASC 606

The cumulative effect of the changes made to our January 1, 2018 balance sheet for the adoption of ASC 606 were as follows:

	Balance as of December 31, 2017	Impact of Adoption	Balance as of January 1, 2018
Current deferred commissions	$-	$682	$682
Long-term deferred commissions	$-	$1,129	$1,129
Accumulated deficit	$(195,098)	$1,811	$(193,287)

In accordance with the requirements of ASC 606, the disclosure for the quantitative effect and the significant changes between the reported results under ASC 606 and those that would have been reported under ASC 605 on our unaudited condensed consolidated income statement and balance sheet was as follows:

	As of June 30, 2018
	As Reported ASC 606	Impact of Adoption	Amounts under ASC 605
Condensed Consolidated Balance Sheet
Current deferred commissions	$739	$739	$-
Long-term deferred commissions	$1,355	$1,355	$-
Accumulated deficit	$(202,854)	$2,094	$(204,948)

	Six months ended June 30, 2018
	As Reported ASC 606	Impact of Adoption	Amounts under ASC 605
Condensed Consolidated Statements of Operations
Sales and Marketing	$8,202	$(242)	$8,444